UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2016

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust

The fund's portfolio
1/31/16 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
IFB — Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (128.4%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.3%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 6 3/4s, 2/1/29	Ba1	$1,100,000	$1,193,302

Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6 1/2s, 10/1/53	BBB-	500,000	601,325
zero %, 10/1/46	BBB-	3,950,000	2,873,072

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	1,000,000	1,161,190

			5,828,889
American Samoa (0.1%)

Econ. Dev. Auth. Rev. Bonds, Ser. A, 6 5/8s, 9/1/35	Ba3	500,000	512,600

			512,600
Arizona (5.0%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.)
Ser. A, 7 5/8s, 12/1/29 (escrow)(F)	D/P	1,800,000	5,380
7 1/4s, 12/1/19 (escrow)(F)	D/P	1,000,000	2,989

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	A3	2,000,000	2,206,860

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	2,200,000	2,559,216

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16) (AZ Pub. Svc. Co. Cholla Pwr. Plant), Ser. E, 5 3/4s, 6/1/34	A2	1,950,000	1,982,429

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 6s, 7/1/32	BB/F	200,000	214,952
(Choice Academies, Inc.), 5 5/8s, 9/1/42	BB+	315,000	326,800
(Choice Academies, Inc.), 5 3/8s, 9/1/32	BB+	675,000	705,152
(Great Hearts Academies), 5s, 7/1/44	BBB-	1,700,000	1,764,940
(BASIS School, Inc.), 5s, 7/1/35	BB	900,000	950,445
(Choice Academies, Inc.), 4 7/8s, 9/1/22	BB+	905,000	972,567

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.), Ser. A
5s, 7/1/46	BB	250,000	259,105
5s, 7/1/35	BB	600,000	633,630

Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	1,140,000	1,140,912

Salt Verde, Fin. Corp. Gas Rev. Bonds
5 1/2s, 12/1/29	Baa1	2,000,000	2,513,220
5s, 12/1/37	Baa1	2,000,000	2,370,280
5s, 12/1/32	Baa1	570,000	687,745

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6 1/4s, 12/1/42	BB-/P	1,000,000	1,080,780

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5s, 3/1/32	BB+	1,000,000	1,020,740

Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5s, 9/1/34	BB+	500,000	506,900

			21,905,042
Arkansas (0.2%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6s, 3/1/33	BB+/P	840,000	894,398

			894,398
California (14.1%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Episcopal Sr. Cmntys.), 6s, 7/1/31	BBB+/F	660,000	755,363
(O'Connor Woods), 5s, 1/1/33	AA-	600,000	695,970

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/37	A-	650,000	671,938
U.S. Govt. Coll., 5 1/4s, 2/1/37 (Prerefunded 2/1/17)	AAA/P	455,000	476,412

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/8s, 6/1/30	Baa1	1,000,000	1,140,720
(Emerson College), 6s, 1/1/42	Baa1	1,000,000	1,195,540
(Cmnty. Med. Ctrs.), Ser. A, 5s, 2/1/40	A-	750,000	846,038

CA School Fin. Auth. Rev. Bonds (2023 Union, LLC), Ser. A, 6s, 7/1/33	BBB-	465,000	519,066

CA State G.O. Bonds
6 1/2s, 4/1/33	Aa3	5,000,000	5,875,721
5s, 4/1/42	Aa3	2,000,000	2,310,980

CA State Muni. Fin. Auth. Charter School Rev. Bonds (Partnerships Uplift Cmnty.), Ser. A, 5s, 8/1/32	BB+	665,000	703,484

CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5s, 11/21/45	Baa3	2,000,000	2,194,960
(Pacific Gas & Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3	2,500,000	2,622,300

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (2/1/16) (Republic Svcs., Inc.), Ser. A, 0.65s, 8/1/23	BBB+	2,400,000	2,400,000

CA State Pub. Wks. Board Rev. Bonds
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A1	1,250,000	1,332,413
(Capital Projects), Ser. A, 5s, 4/1/29	A1	2,000,000	2,370,320

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB+	540,000	541,555

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6s, 10/1/47	BB/P	1,345,000	1,441,531
(American Baptist Homes West), 5 3/4s, 10/1/25	BBB+/F	3,000,000	3,399,720
(U. CA Irvine E. Campus Apts. Phase 1), 5 3/8s, 5/15/38	Baa2	1,000,000	1,130,850
(899 Charleston, LLC), Ser. A, 5 1/4s, 11/1/44	BB/P	450,000	460,737
(U. CA Irvine E. Campus Apts. Phase 1), 5 1/8s, 5/15/31	Baa2	2,250,000	2,532,218

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds (Sr. Lien), Ser. A, 5s, 9/1/28	A-	380,000	432,269

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6s, 1/15/53	BBB-	1,500,000	1,781,145

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.3s, 6/1/37	B3	1,000,000	935,690
Ser. A-1, 5 1/8s, 6/1/47	B3	3,235,000	2,870,157

La Verne, COP (Brethren Hillcrest Homes), 5s, 5/15/36	BBB-/F	325,000	350,906

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), 5s, 5/15/30	AA	1,000,000	1,166,940

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 4 1/2s, 1/1/27	A	400,000	434,980

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	BBB+	750,000	1,082,888

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds
(Election of 2012), 6 5/8s, 8/1/38	BBB/P	800,000	956,632
(Election of 2006), Ser. A, 5 1/2s, 8/1/32	BBB/P	500,000	576,770

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds, 5s, 9/15/32	BBB	495,000	551,247

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5s, 9/1/37	BB+/P	350,000	384,265

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A, 5s, 5/1/30	A1	600,000	686,946

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds
(No.6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB-/P	2,000,000	445,560
(No. 6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/38	BBB-/P	2,000,000	602,560

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6 5/8s, 8/1/39	BBB+	250,000	282,155

San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5s, 1/15/34	BBB-	920,000	1,028,983

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/26 (Prerefunded 9/1/21)	BBB+	1,620,000	1,837,922

Sunnyvale, Special Tax Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32	B+/P	835,000	837,363

Univ. of CA Rev. Bonds, Ser. AF, 5s, 5/15/36(T)	AA	7,000,000	8,236,686

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	375,000	416,959

			61,516,859
Colorado (3.6%)

Central Platte Valley, Metro. Dist. G.O. Bonds, 5s, 12/1/43	BB+	400,000	420,864

CO Pub. Hwy. Auth. Rev. Bonds (E-470), Ser. C, 5 3/8s, 9/1/26	Baa1	500,000	562,495

CO State Educ. & Cultural Fac. Auth. Rev. Bonds (Skyview Academy), 5 1/8s, 7/1/34	BB+	755,000	811,225

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6 3/8s, 1/1/41	BB-/P	810,000	864,643
(Total Longterm Care National), Ser. A, 6 1/4s, 11/15/40	A/F	300,000	339,699
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	1,925,000	1,954,587
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5 5/8s, 6/1/43	Baa1	250,000	287,023
(Valley View Assn.), 5 1/4s, 5/15/42	A-	3,495,000	3,641,266
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5s, 6/1/45	Baa1	1,500,000	1,624,245
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB+/F	900,000	960,462
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5s, 12/1/33	Baa1	1,100,000	1,212,563

Eaton, Area Park & Recreation Dist. G.O. Bonds, 5 1/4s, 12/1/34	BB/P	220,000	232,373

Park Creek Metro. Dist. Tax Allocation Bonds (Sr. Ltd. Property Tax Supported), Ser. A, 5s, 12/1/45	BBB/F	225,000	252,653

Plaza, Tax Alloc. Bonds (Metro. Dist. No. 1), 5s, 12/1/40	BB/P	1,650,000	1,728,557

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6s, 1/15/41	Baa3	750,000	849,743

			15,742,398
Delaware (0.8%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	Baa1	500,000	556,775
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	2,600,000	2,698,956

			3,255,731
District of Columbia (1.7%)

DC Rev. Bonds
(Howard U.), Ser. A, 6 1/2s, 10/1/41	BBB	400,000	427,900
(Howard U.), Ser. A, 6 1/4s, 10/1/32	BBB	1,000,000	1,086,920
(Kipp Charter School), 6s, 7/1/33	BBB+	1,000,000	1,155,570

DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	B-/F	7,500,000	939,225

DC, Rev. Bonds (Methodist Home of The DC (The)), Ser. A, 5 1/4s, 1/1/39	BB-/P	250,000	252,290

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, Ser. B, zero %, 10/1/40	Baa1	10,000,000	3,527,700

			7,389,605
Florida (6.0%)

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. A, 5s, 10/1/45	A1	2,000,000	2,240,540

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds (Sr. Lien), Ser. A-1, 4 1/8s, 5/1/31	A-	500,000	510,185

Fishhawk, CCD IV Special Assmt. Bonds, 7 1/4s, 5/1/43	B/P	400,000	436,888

Florida State Higher Edl. Fac. Rev. Bonds (U. of Tampa), Ser. A, 5s, 4/1/32	BBB+	600,000	655,374

Greater Orlando Aviation Auth. Rev. Bonds (JetBlue Airways Corp.), 5s, 11/15/36	B/P	1,000,000	1,038,870

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (FL Proton Therapy Inst.), Ser. A, 6s, 9/1/17	BB-/P	260,000	271,354

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Baa3	2,450,000	2,449,829

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.), 5s, 11/15/40	A2	500,000	557,465

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	840,000	886,368

Lakewood Ranch, Stewardship Dist. Special Assessment Bonds (Village of Lakewood Ranch South), 5 1/8s, 5/1/46	B+/P	1,000,000	1,007,490

Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4 7/8s, 5/1/35	BB-/P	500,000	516,310

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (Shell Pt./Alliance Oblig. Group)
5 1/8s, 11/15/36	BBB-	1,075,000	1,100,435
5s, 11/15/22	BBB-	1,500,000	1,557,270

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.2s, 12/15/25	Ba1	500,000	510,380

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), 5s, 11/15/29	Baa1	1,000,000	1,125,150

Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds (Pinecrest Academy, Inc.), 5s, 9/15/34	BBB-	1,240,000	1,303,711

Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds (Garage), Ser. A, 5s, 5/1/29	BB-/P	570,000	609,575

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	2,000,000	2,191,260

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B-/P	250,000	215,143

South Lake Hosp. Dist. Rev. Bonds (South Lake Hosp.), Ser. A, 6s, 4/1/29	Baa1	1,000,000	1,120,600

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5s, 3/1/30	BBB+	480,000	527,045

Tallahassee, Hlth. Fac. Rev. Bonds (Tallahassee Memorial HealthCare, Inc.), Ser. A, 5s, 12/1/55(FWC)	Baa1	1,000,000	1,092,450

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.4s, 5/1/37	B+/P	770,000	770,978

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), 5s, 5/1/33	BB-/P	500,000	517,775

Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds (Cmnty. Infrastructure), Ser. A, 5 3/8s, 5/1/37	B-/P	870,000	870,357

Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5 3/4s, 5/1/31	BB/P	800,000	921,992

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6 1/8s, 5/1/39	BBB-/P	405,000	466,933

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5s, 5/1/22	BBB-/P	445,000	469,230

			25,940,957
Georgia (3.7%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39 (Prerefunded 11/1/19)	Aa3	2,500,000	2,991,350

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. A, 8 3/4s, 6/1/29	BB	3,000,000	3,742,020

Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5s, 7/15/38	Baa2	750,000	815,910

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18 (Escrowed to maturity)	AA+	730,000	791,649

GA State Private College & U. Auth. Rev. Bonds (Mercer U.)
Ser. C, 5 1/4s, 10/1/30	Baa2	750,000	849,233
Ser. A, 5 1/4s, 10/1/27	Baa2	1,000,000	1,137,500
Ser. A, 5s, 10/1/32	Baa2	1,000,000	1,117,730

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6 3/8s, 11/15/29	BBB+	700,000	796,761

Marietta, Dev. Auth. Rev. Bonds (Fac. of Life U., Inc.), Ser. PJ, 6 1/4s, 6/15/20	Ba3	815,000	862,205

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5 1/2s, 7/1/60	A+	2,000,000	2,351,640

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6 1/8s, 1/1/34	BB/P	600,000	615,342

			16,071,340
Guam (0.1%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5s, 10/1/34	Baa2	200,000	219,730

			219,730
Hawaii (1.0%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44	B/P	400,000	496,552
(Hawaiian Elec. Co. - Subsidiary), 6 1/2s, 7/1/39	Baa1	3,000,000	3,413,130
(Kahala Nui), 5 1/8s, 11/15/32	BBB/F	400,000	435,396

			4,345,078
Illinois (6.3%)

Chicago, G.O. Bonds
Ser. B-2, 5 1/2s, 1/1/37	BBB+	2,000,000	2,029,440
Ser. C, 5s, 1/1/38	BBB+	1,500,000	1,442,010

Chicago, Special Assmt. Bonds (Lake Shore East), 6 3/4s, 12/1/32	BB/P	1,610,000	1,613,075

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5 1/4s, 12/1/39	B+	1,500,000	1,174,560

Chicago, Motor Fuel Tax Rev. Bonds, 5s, 1/1/29	BBB+	500,000	524,610

Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. C, 5s, 1/1/26	A2	2,595,000	3,011,498

Chicago, Transit Auth. Rev. Bonds (Federal Transit Administration Section 5307), 5s, 6/1/18	A	1,050,000	1,129,233

Chicago, Waste Wtr. Transmission Rev. Bonds (2nd Lien), 5s, 1/1/39	A	1,360,000	1,472,499

Chicago, Wtr. Wks Rev. Bonds, 5s, 11/1/39	A-	875,000	954,494

Cicero, G.O. Bonds, Ser. A, AGM, 5s, 1/1/20	AA	1,250,000	1,390,875

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing)
5 5/8s, 3/1/36	B/P	350,000	350,158
5.4s, 3/1/16	B/P	40,000	40,060

IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	BBB+	1,500,000	1,801,905
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44 (Prerefunded 8/15/19)	AAA/P	2,000,000	2,410,140
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6 5/8s, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,075,000	1,266,028
(Navistar Intl. Recvy. Zone), 6 1/2s, 10/15/40	Caa1	1,000,000	974,550
(Three Crowns Pk. Plaza), Ser. A, 5 7/8s, 2/15/26	BB-/P	1,000,000	1,001,350
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	A	1,575,000	1,664,980

IL State G.O. Bonds, 5s, 3/1/34	A-	750,000	790,500

IL State Fin. Auth. Rev. Bonds (Plymouth Place ), 5 1/4s, 5/15/45	BB+/F	1,000,000	1,033,320

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	1,050,000	1,247,201

			27,322,486
Indiana (3.8%)

IN State Fin. Auth. Rev. Bonds
(I-69 Dev. Partners, LLC), 5 1/4s, 9/1/40	BBB-	1,000,000	1,111,450
(I-69 Dev. Partners, LLC), 5 1/4s, 9/1/34	BBB-	1,250,000	1,411,838
(OH Valley Elec. Corp.), Ser. A, 5s, 6/1/32	Baa3	750,000	799,725

IN State Fin. Auth. VRDN, Ser. A-3, 0.01s, 2/1/37	VMIG1	2,445,000	2,445,000

IN State Fin. Auth. Econ. Dev. Mandatory Put Bonds (3/3/16) (Republic Svcs., Inc.), 0.58s, 12/1/37	BBB+	1,500,000	1,500,030

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Butler U.), Ser. B
5s, 2/1/32	BBB+	1,000,000	1,102,060
5s, 2/1/29	BBB+	500,000	558,270

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa1	3,500,000	3,632,825

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa1	1,125,000	1,195,774
NATL, 5.6s, 11/1/16	AA-	700,000	724,290
Ser. A, NATL, 5.6s, 11/1/16	AA-	500,000	517,350

Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper, LLC), 6 3/4s, 1/1/34	B+/P	1,125,000	1,373,974

			16,372,586
Iowa (2.2%)

IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Dev. Care Initiatives), Ser. A
5 1/4s, 7/1/17	BB+	1,040,000	1,055,475
5s, 7/1/19	BB+	2,750,000	2,783,303

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Dev. Care Initiatives), Ser. A, 5 1/2s, 7/1/25	BB+	950,000	959,168

IA State Fin. Auth. Midwestern Disaster Rev. Bonds (IA Fertilizer Co., LLC)
5 1/2s, 12/1/22	BB-	1,000,000	1,053,070
5 1/4s, 12/1/25	BB-	1,000,000	1,096,620

Orange Cnty., Hosp. Rev. Bonds, 5 1/2s, 9/1/27	BB/P	1,125,000	1,147,748

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	1,250,000	1,226,800

			9,322,184
Kansas (0.1%)

Lenexa, Hlth. Care Fac. Rev. Bonds (LakeView Village), 7 1/8s, 5/15/29	BB/P	500,000	553,595

			553,595
Kentucky (1.9%)

KY Econ. Dev. Fin. Auth. Rev. Bonds (Masonic Home Indpt. Living II)
7 1/4s, 5/15/41	BB-/P	500,000	590,750
7s, 5/15/30	BB-/P	500,000	590,050

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	1,100,000	1,287,506

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds (Masonic Homes of KY), 5 3/8s, 11/15/42	BB-/P	900,000	914,841

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6s, 5/1/28	Baa3	500,000	538,625

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Healthcare Oblig. Group), 5 1/2s, 10/1/33	A-	3,000,000	3,505,320

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6 1/4s, 6/1/39	A	700,000	789,502

			8,216,594
Louisiana (1.2%)

LA State Local Govt. Env. Fac. & Cmnty. Dev. Auth. Rev. Bonds (Westlake Chemical Corp.), 6 3/4s, 11/1/32	BBB+	2,200,000	2,380,950

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5s, 5/15/47	Baa1	250,000	271,233

LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds (LA Pellets, Inc.), Ser. A, 8 3/8s, 7/1/39	CCC/P	500,000	400,355

Pub. Fac. Auth. Dock & Wharf 144A Rev. Bonds (Impala Warehousing, LLC), 6 1/2s, 7/1/36	B+/P	1,000,000	1,124,140

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s, 11/1/36	A3	750,000	760,395

St. Tammany, Public Trust Fin. Auth. Rev. Bonds (Christwood), 5 1/4s, 11/15/37	BB/P	385,000	392,842

			5,329,915
Maine (0.6%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(ME Gen. Med. Ctr.), 7 1/2s, 7/1/32	Ba2	1,000,000	1,190,160
(MaineGeneral Health Oblig. Group), 6.95s, 7/1/41	Ba2	1,000,000	1,125,130

ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25) (Casella Waste Syst.), 5 1/8s, 8/1/35	B1	500,000	507,700

			2,822,990
Maryland (1.0%)

Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc. Fac.), Ser. A, 5s, 1/1/37	A-	2,000,000	2,051,660

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2	550,000	631,763

Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6s, 7/1/34	B-/P	250,000	277,115
(Carroll Lutheran Village, Inc.), 5 1/8s, 7/1/34	BB/P	1,500,000	1,578,945

			4,539,483
Massachusetts (6.2%)

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39 (Prerefunded 10/15/19)	BBB	690,000	863,852
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	450,850	437,040
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/26	B-/P	275,400	276,256
(Boston U.), SGI, 6s, 5/15/59	A1	500,000	633,310
(Loomis Cmntys.), Ser. A, 6s, 1/1/33	BBB-	200,000	225,544
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	88,265	76,781
(New England Conservatory of Music), U.S. Govt. Coll., 5 1/4s, 7/1/38 (Prerefunded 7/1/18)	AAA/P	805,000	889,147
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,700,000	1,766,793
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB/P	550,000	568,667
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	439,022	3,091

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65s, 10/15/28	B/P	1,050,000	1,079,526

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), Ser. 1, U.S. Govt. Coll., 5 3/4s, 12/1/42 (Prerefunded 5/1/19)	BBB+	1,050,000	1,210,997

MA State Edl. Fin. Auth. Rev. Bonds, Ser. B, 5 1/2s, 1/1/23	AA	485,000	526,734

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	1,000,000	1,138,380
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28 (In default)(NON)	D/P	330,776	33
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Baa2	950,000	1,057,578
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	1,500,000	1,694,085
(Springfield College), 5 5/8s, 10/15/40	Baa1	450,000	487,607
(Springfield College), 5 1/2s, 10/15/31	Baa1	1,100,000	1,204,863
(Springfield College), 5 1/2s, 10/15/26	Baa1	1,500,000	1,665,315
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	250,000	254,515
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	2,200,000	2,301,354

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5 1/8s, 7/1/41	A	750,000	818,078

MA State Trans. Fund Rev. Bonds (Rail Enhancement Program), Ser. A
5s, 6/1/24	Aaa	650,000	825,715
5s, 6/1/23	Aaa	2,885,000	3,610,433

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	1,500,000	1,775,010
5s, 7/1/41	A1	1,500,000	1,730,505

			27,121,209
Michigan (4.7%)

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA	1,660,000	1,885,013

Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5 1/4s, 7/1/39	Ba1	750,000	761,925

Kentwood, Economic Dev. Rev. Bonds (Holland Home), 5 5/8s, 11/15/32	BB+/F	2,195,000	2,338,575

MI State Fin. Auth. Rev. Bonds
(Presbyterian Villages of MI), 5 1/2s, 11/15/45	BB+/F	500,000	518,725
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5s, 7/1/34	BBB+	400,000	454,616
(Detroit Wtr. & Swr.), Ser. C-6, 5s, 7/1/33	A-	600,000	684,774

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39 (Prerefunded 6/1/19)	AA+	2,000,000	2,334,620
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A3	1,600,000	1,823,168
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A3	2,565,000	2,646,721

MI State Strategic Fund Ltd. Rev. Bonds (Worthington Armstrong Venture), 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	1,350,000	1,663,268

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Cadillac Place Office Bldg.), 5 1/4s, 10/15/26	Aa3	1,250,000	1,477,388

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 1/2s, 6/1/20 (Prerefunded 6/1/16)	AA-	1,480,000	1,504,746

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5s, 12/1/21	A2	2,000,000	2,324,860

			20,418,399
Minnesota (2.4%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.)
6 1/4s, 7/1/34 (Prerefunded 7/1/18)	AAA/P	1,940,000	2,188,980
6 1/4s, 7/1/34 (Prerefunded 7/1/18)	AAA/P	1,060,000	1,196,040

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5 3/8s, 10/1/26	B/P	700,000	700,371

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	315,000	328,888

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26	BBB	750,000	772,095

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A, 5s, 9/1/34	BB+	800,000	822,440

Rochester, Hlth. Care Fac. Rev. Bonds (Olmsted Med. Ctr.), 5 7/8s, 7/1/30	A-/F	1,000,000	1,169,260

Sartell, Hlth. Care & Hsg. Facs. Rev. Bonds (Country Manor Campus, LLC)
5 1/4s, 9/1/30	B-/P	500,000	525,195
5 1/4s, 9/1/27	B-/P	750,000	798,375

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A
6 5/8s, 9/1/42	BBB-	250,000	281,313
6 3/8s, 9/1/31	BBB-	250,000	288,040

St. Paul, Hsg. & Redev. Auth. Hosp. Fac. Rev. Bonds (Healtheast Care Syst.), Ser. A, 5s, 11/15/40	BBB-	300,000	330,198

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5s, 8/1/36	A-/P	1,125,000	1,139,006

			10,540,201
Mississippi (1.0%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 0.01s, 12/1/30	VMIG1	2,500,000	2,500,000

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	Baa2	1,600,000	1,798,048

			4,298,048
Missouri (0.6%)

Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	B/P	1,500,000	1,500,030

St. Louis Arpt. Rev. Bonds (Lambert-St. Louis Intl.), Ser. A-1, 6 5/8s, 7/1/34	A3	1,000,000	1,174,530

			2,674,560
Montana (0.1%)

MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's Lutheran), Ser. A, 6s, 5/15/25	B+/P	500,000	505,120

			505,120
Nebraska (0.6%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	A3	1,500,000	1,661,745

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 1/2s, 1/1/30	AA/F	1,000,000	1,139,930

			2,801,675
Nevada (1.1%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5s, 7/1/33	A1	1,050,000	1,222,872

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5s, 8/1/21	BBB	570,000	622,822

Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds (Summerlin Village 16A), 5s, 8/1/32	B+/P	500,000	518,750

Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/18	BBB-/P	350,000	360,283
(No. T-18), 5s, 9/1/16	B-/P	715,000	714,106

Las Vegas, Special Assmt. Bonds
5s, 6/1/31	B+/P	450,000	472,793
(Dist. No. 607 Local Impt.), 5s, 6/1/23	BBB-/P	405,000	438,234

Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds (Summerlin Village 24), 5s, 12/1/35	B/P	250,000	254,848

			4,604,708
New Hampshire (1.7%)

NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Rivermead), Ser. A, 6 7/8s, 7/1/41	BB+/P	2,000,000	2,251,320
(Rivermead), Ser. A, 6 5/8s, 7/1/31	BB+/P	1,320,000	1,492,524
(Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB+	1,435,000	1,451,818

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6s, 10/1/27	Baa1	1,700,000	1,914,489

NH State Bus. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/19) (Casella Waste Syst., Inc.), 4s, 4/1/29	B1	350,000	353,791

			7,463,942
New Jersey (9.1%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,500,000	1,532,160

NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6s, 10/1/33	BBB	1,000,000	1,140,700
(NYNJ Link Borrower, LLC), 5 3/8s, 1/1/43	BBB-	1,000,000	1,115,390
(MSU Student Hsg. - Provident Group - Montclair LLC), 5 3/8s, 6/1/25	Baa3	2,000,000	2,228,320
(Lions Gate), 5 1/4s, 1/1/44	BB-/P	300,000	311,586
(Continental Airlines, Inc.), 5 1/4s, 9/15/29	BB-	3,000,000	3,297,240
(United Methodist Homes), Ser. A, 5s, 7/1/29	BBB-/F	500,000	545,090
5s, 6/15/26	Baa1	500,000	540,375

NJ State Econ. Dev. Auth. Fac. Rev. Bonds (Continental Airlines, Inc.), 5 5/8s, 11/15/30	BB-	1,500,000	1,703,475

NJ State Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36 (Prerefunded 11/15/16)	AAA/P	860,000	891,614

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A1	2,600,000	2,933,008
Ser. D, 4 7/8s, 11/1/29	A1	700,000	758,898

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	Baa3	2,250,000	2,494,283
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35	Ba1	2,000,000	2,197,540
(Princeton HealthCare Syst.), Ser. A, 5s, 7/1/39	Baa2	1,000,000	1,142,100
(Holy Name Hosp.), 5s, 7/1/36	Baa2	2,500,000	2,525,525

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5s, 6/1/42	A	1,000,000	1,098,720

Rutgers State U. VRDN, Ser. A, 0.01s, 5/1/18	VMIG1	3,000,000	3,000,000

Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. 1A, 5s, 6/1/41	B3	5,000,000	4,176,750
Ser. 1A, 4 3/4s, 6/1/34	B3	2,210,000	1,844,753
zero %, 6/1/41	A-	10,000,000	2,558,300

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	1,450,000	1,595,493

			39,631,320
New Mexico (1.7%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of San Juan, NM), Ser. D, 5.9s, 6/1/40	BBB+	500,000	554,130
(Public Service Co. of San Juan, NM), Ser. B, 4 7/8s, 4/1/33	BBB+	4,500,000	4,557,420
(AZ Pub. Svc. Co.), Ser. B, 4.7s, 9/1/24	A2	2,000,000	2,197,500

			7,309,050
New York (8.3%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 3/4s, 7/1/28 (Prerefunded 7/1/18)	AAA/P	600,000	684,612

NY City, Indl. Dev. Agcy. Special Fac. Mandatory Put Bonds (8/1/16) (JFK Intl. Arpt.), Ser. B, 2s, 8/1/28	BB/P	1,000,000	1,002,650

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B+/P	815,000	840,110

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, 5s, 6/15/31(T)	AA+	10,000,000	11,835,271

NY State Dorm. Auth. Rev. Bonds, Ser. A, 5s, 3/15/38	AAA	1,500,000	1,748,370

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	725,000	790,859

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds (NYU Hosp. Ctr.), 5s, 7/1/34	A3	500,000	583,260

NY State Dorm. Auth. Revs. bonds, Ser. C, 5s, 3/15/31(T)	AAA	5,000,000	5,844,619

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A2	3,800,000	3,811,400

NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19) (Casella Waste Syst., Inc.), 3 3/4s, 12/1/44	B1	1,000,000	1,003,090

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.)
Class 2, 5 3/8s, 11/15/40	BB-/P	750,000	803,310
Class 1, 5s, 11/15/44	BB-/P	2,250,000	2,394,540

Onondaga, Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.), 5 1/8s, 7/1/31 (Prerefunded 7/1/19)	BB	1,620,000	1,847,642

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	BBB	1,000,000	1,169,110

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BBB-/P	100,000	100,021

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse U. ), Ser. A-1, 0.01s, 7/1/37	VMIG1	1,450,000	1,450,000

			35,908,864
North Carolina (2.8%)

Dept. Trans. Private Activity Rev. Bonds (I-77 Hot Lanes), 5s, 12/31/37	BBB-/F	300,000	326,016

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6 3/4s, 1/1/24 (Prerefunded 1/1/19)	AAA/F	750,000	875,783

NC State Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Presbyterian Homes), 5.4s, 10/1/27	BB/P	2,000,000	2,031,500
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,110,000	1,134,598

NC State Med. Care Comm. Hlth. Fac. Rev. Bonds (Pennybyrn at Maryfield, Inc.), 5s, 10/1/35	BB/P	375,000	396,574

NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	1,000,000	1,046,290
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	1,730,000	1,731,298
(Salemtowne), 5 1/4s, 10/1/37	BB/P	385,000	402,179
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	95,000	95,095
(Forest at Duke, Inc. (The)), 5 1/8s, 9/1/27	BBB+/F	1,000,000	1,026,720
(Aldersgate United Methodist Church), 5s, 7/1/45	BB/P	825,000	864,394
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5s, 9/1/37	BB/P	500,000	509,410

NC State Med. Care Comm. Retirement Fac. Rev. Bonds (Salemtowne), 5 3/8s, 10/1/45	BB/P	1,615,000	1,693,651

			12,133,508
Ohio (4.6%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-3, 6 1/4s, 6/1/37	B-	850,000	791,350
Ser. A-2, 6s, 6/1/42	B3	2,500,000	2,228,300
Ser. A-2, 5 7/8s, 6/1/47	B3	3,500,000	3,086,195
Ser. A-2, 5 7/8s, 6/1/30	B-	1,315,000	1,179,082
Ser. A-2, 5 3/4s, 6/1/34	B-	3,675,000	3,252,706

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 5 5/8s, 7/1/26	BBB-	2,250,000	2,414,295

Hickory Chase Cmnty. Auth. Rev. Bonds (Infrastructure Impt.), 7s, 12/1/38(F)	CCC/P	644,000	56,479

Lake Cnty., Hosp. Fac. Rev Bonds (Lake Hosp. Syst., Inc.), Ser. C, U.S. Govt. Coll., 5 5/8s, 8/15/29 (Prerefunded 8/15/18)	AAA/P	1,285,000	1,437,761

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C, 5 5/8s, 8/15/29	A3	245,000	271,387

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5s, 7/1/44	A1	800,000	887,264

OH State Private Activity Rev. Bonds (Portsmouth Bypass), AGM, 5s, 12/31/35	AA	750,000	847,845

OH State Wtr. Dev. Auth. Poll. Control Mandatory Put Bonds (6/3/19) (FirstEnergy Nuclear Generation, LLC), 4s, 12/1/33	Baa3	1,550,000	1,618,820

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5 3/4s, 12/1/32	BB/F	900,000	987,606
(Memorial Hlth. Syst. Oblig. Group), 5s, 12/1/43	BB/F	150,000	153,975

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s, 12/15/21	Baa1	500,000	611,290

			19,824,355
Oklahoma (0.8%)

Tulsa Cnty., Indl. Auth. Rev. Bonds (Sr. Living Cmnty. Montereau, Inc.), Ser. A, 7 1/8s, 11/1/30	BB-/P	1,250,000	1,365,288

Tulsa, Muni. Arpt. Trust Mandatory Put Bonds (6/1/25) (American Airlines, Inc.), 5s, 6/1/35	BB-	750,000	834,420

Tulsa, Muni. Arpt. Trust Rev. Bonds (American Airlines, Inc.), Ser. B, 5 1/2s, 12/1/35	B+/P	1,250,000	1,366,338

			3,566,046
Oregon (0.4%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Mirabella at South Waterfront), Ser. A, 5.4s, 10/1/44	BB-/P	500,000	552,330
(Terwilliger Plaza, Inc.), 5s, 12/1/29	BBB/F	350,000	375,466

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s, 11/1/33	A3	700,000	772,079

			1,699,875
Pennsylvania (4.2%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds (Robert Morris U.), Ser. A, 5 1/2s, 10/15/30	Baa3	1,000,000	1,083,220

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 11/1/24	B2	500,000	325,060

Chester Cnty., Indl. Dev. Auth. Rev. Bonds (Renaissance Academy Charter School), 5s, 10/1/34	BBB-	350,000	377,248

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (West Chester U. Student Hsg., LLC), Ser. A, 5s, 8/1/45	Baa3	1,000,000	1,045,740

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A, 6 3/8s, 7/1/30	BB-/P	625,000	643,669

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	A-	3,000,000	3,247,290

Moon, Indl. Dev. Auth. Rev. Bonds (Baptist Homes Society Oblig. Group), 5 3/4s, 7/1/35	B+/P	1,500,000	1,522,770

Northampton Cnty., Hosp. Auth. Mandatory Put Bonds (8/15/16) (St. Luke's Hosp. - Bethlehem), Ser. C, 4 1/2s, 8/15/32	A3	1,500,000	1,525,215

Northampton Cnty., Indl. Dev. Auth. Tax Alloc. Bonds (Rte. 33), 7s, 7/1/32	B/P	800,000	874,216

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6 1/4s, 10/1/43	Baa3	500,000	564,825
(Gwynedd Mercy College), Ser. KK1, 5 3/8s, 5/1/42	BBB	785,000	840,044
(Indiana U.), Ser. A, 5s, 7/1/41	BBB+	500,000	529,750

PA State Tpk. Comm. Rev. Bonds, Ser. A, 5s, 12/1/38	A1	500,000	571,610

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6s, 8/1/35	BBB+	1,055,000	1,153,706

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5s, 8/1/30	A-	1,000,000	1,114,210

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 8/1/17 (In default)(NON)	D/P	2,583,821	258

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	1,325,000	1,405,719

West Shore Area Auth. Rev. Bonds (Lifeways at Messiah Village), Ser. A, 5s, 7/1/35	BBB-/F	785,000	832,752

Wilkes-Barre, Fin. Auth. Rev. Bonds (Wilkes U.), 5s, 3/1/22	BBB	560,000	580,440

			18,237,742
Puerto Rico (1.0%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5 5/8s, 5/15/43	Ba2	1,300,000	1,300,130

Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5 1/2s, 7/1/21	Caa3	1,000,000	770,000
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	AA-	1,000,000	1,035,520

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
5 3/8s, 8/1/39	Ca	1,850,000	698,375
AMBAC, zero %, 8/1/47	Caa3	3,000,000	352,590

			4,156,615
South Carolina (1.8%)

Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/30	Baa2	1,135,000	1,137,474

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5 3/4s, 12/1/43	AA-	3,000,000	3,665,280
Ser. A, 5 1/2s, 12/1/54	AA-	2,000,000	2,274,300

SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A, 5s, 12/1/36(FWC)	AA-	645,000	751,161

			7,828,215
South Dakota (0.3%)

SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sanford Oblig Group), 5s, 11/1/45	A1	1,250,000	1,408,013

			1,408,013
Tennessee (0.4%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	1,450,000	1,644,460

			1,644,460
Texas (12.1%)

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	3,735,000	4,005,265

Central TX Regl. Mobility Auth. Rev. Bonds
Ser. A, 5s, 1/1/45	BBB+	250,000	281,978
Ser. A, 5s, 1/1/40	BBB+	500,000	566,540
(Sr. Lien), Ser. A, 5s, 1/1/33	BBB+	525,000	590,084

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools)
6s, 8/15/33	BBB	500,000	586,475
5s, 8/15/32	BBB	315,000	341,611

Grand Parkway Trans. Corp. Rev. Bonds, Ser. B, 5 1/4s, 10/1/51	AA+	2,000,000	2,279,440

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of the Greater Houston Area), Ser. A, 5s, 6/1/33	Baa3	1,000,000	1,086,070

Houston, Arpt. Syst. Rev. Bonds
Ser. B-1, 5s, 7/15/35	BB-	2,500,000	2,652,625
Ser. A, 5s, 7/1/24	A	1,500,000	1,728,015
(United Airlines, Inc.), 4 3/4s, 7/1/24	BB-	1,300,000	1,455,675

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6 3/8s, 8/15/44 (Prerefunded 8/15/19)	BBB	1,100,000	1,303,907
6 1/4s, 8/15/39 (Prerefunded 8/15/19)	BBB	1,975,000	2,332,554

La Vernia, Higher Ed. Fin. Corp. 144A Rev. Bonds (Meridian World School, LLC), Ser. A, 5 1/4s, 8/15/35	BB+	1,000,000	1,014,400

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa1	3,500,000	3,870,160

Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa1	1,000,000	1,125,670
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa1	1,250,000	1,394,650

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5 1/2s, 1/1/43	BB-/P	500,000	515,240
(NCCD College Station Properties, LLC), Ser. A, 5s, 7/1/47	Baa3	500,000	523,285
(Collegiate Hsg.-Tarleton St.), 5s, 4/1/39	Baa3	500,000	526,310
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5s, 4/1/29	Baa3	530,000	574,244

Newark, Cultural Ed. Fac. Fin. Corp. Rev. Bonds (AW Brown-Fellowship Leadership Academy), Ser. A, 6s, 8/15/42	BBB-	670,000	684,894

North Texas Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5 1/4s, 12/1/47	BBB-	2,000,000	2,163,980

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. A, 6s, 1/1/25	A1	120,000	130,873
(1st Tier), Ser. A, FNMA Coll., U.S. Govt. Coll., 6s, 1/1/25 (Prerefunded 1/1/18)	AAA/P	880,000	966,962
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38 (Prerefunded 1/1/18)	A2	750,000	820,568

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds
(Happy Harbor Methodist Home, Inc.), Ser. A, 7 3/4s, 11/15/44	B-/P	420,000	495,025
(Sears Methodist Retirement Syst. Oblig. Group), Ser. C, 6 1/4s, 5/9/53 (In default)(NON)	D/P	39,000	59
(Sears Methodist Retirement Syst. Oblig. Group), Ser. B, 6.15s, 11/15/49 (In default)(NON)	D/P	749,000	1,124
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 6.05s, 11/15/46 (In default)(NON)	D/P	441,000	662
(Sears Methodist Retirement Syst. Oblig. Group), Ser. D, 6.05s, 11/15/46 (In default)(NON)	D/P	76,000	114
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.45s, 11/15/38 (In default)(NON)	D/P	1,124,000	1,686
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.15s, 11/15/27 (In default)(NON)	D/P	593,000	890

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39	B+/P	2,000,000	2,011,140
(Buckingham Sr. Living Cmnty., Inc.), Ser. A, 5 1/2s, 11/15/45	BB/F	1,000,000	1,041,380
(Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	1,900,000	1,982,707
(Air Force Village), 5 1/8s, 5/15/27	BBB-/F	2,850,000	2,898,849

Travis Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Wayside Schools), Ser. A, 5 1/4s, 8/15/42	BB+	1,000,000	1,018,700

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	Baa1	2,000,000	2,424,280

TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 7 1/2s, 12/31/31	Baa2	2,000,000	2,424,400
(LBJ Infrastructure), 7s, 6/30/40	Baa3	2,500,000	3,023,700

TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds, Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 6.9s, 7/2/24	AA+	200,000	201,500

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/28	A3	1,500,000	1,719,930

			52,767,621
Virginia (2.5%)

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5s, 1/1/24	BB/P	600,000	605,562

Alexandria, Indl. Dev. Auth. Res. Care Fac. Mtge. Rev. Bonds (Goodwin House, Inc.), 5s, 10/1/45	BBB/F	1,500,000	1,684,335

Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds (Potomac Shores), 5.4s, 3/1/45	B/P	1,000,000	1,031,810

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (United Methodist Homes), 5s, 6/1/22	BB+/P	625,000	715,506

Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5s, 3/1/35	B/P	500,000	510,590

Lynchburg, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury)
5s, 7/1/31	BB+/P	1,250,000	1,271,763
4 7/8s, 7/1/21	BB+/P	1,000,000	1,025,410

VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6s, 1/1/37	BBB-	900,000	1,037,106
(Express Lanes, LLC), 5s, 7/1/34	BBB-	1,150,000	1,251,603

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	1,700,000	1,943,882

			11,077,567
Washington (3.6%)

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5s, 6/1/28(T)	AA+	5,000,000	5,900,959

Port of Seattle, Rev. Bonds, Ser. C, 5s, 4/1/40	A1	625,000	698,956

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5s, 4/1/30	BB+	300,000	315,831

Skagit Cnty., Pub. Hosp. Rev. Bonds (Dist. No. 001), 5 3/4s, 12/1/35	Baa2	2,500,000	2,755,900

Tobacco Settlement Auth. of WA Rev. Bonds, 5 1/4s, 6/1/32	A-	1,275,000	1,416,551

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 5/8s, 10/1/40	Baa1	400,000	431,376

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,000,000	1,202,200
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,300,000	1,568,203
(Central WA Hlth. Svcs. Assn.), 4s, 7/1/36	Baa1	810,000	815,225

WA State Hsg. Fin. Comm. 144A Rev. Bonds (Heron's Key Oblig. Group), Ser. A, 7s, 7/1/50	B-/P	500,000	510,655

			15,615,856
West Virginia (0.2%)

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B+/P	735,000	779,203

			779,203
Wisconsin (1.5%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB	350,000	383,838

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39 (Prerefunded 9/15/19)	AAA/F	1,350,000	1,667,979
(Prohealth Care, Inc.), 6 5/8s, 2/15/39 (Prerefunded 2/15/19)	A1	1,250,000	1,461,200
(St. John's Cmnty., Inc.), Ser. B, 5s, 9/15/45	BBB+/F	250,000	266,043

WI State Pub. Fin. Auth Sr. Living Rev. Bonds (Rose Villa, Inc.), Ser. A, 5 3/4s, 11/15/44	BB-/P	1,800,000	1,931,904

WI State Pub. Fin. Auth. 144A Rev. Bonds (Church Home of Hartford, Inc.), Ser. A, 5s, 9/1/30	BB/F	800,000	821,296

			6,532,260

Total municipal bonds and notes (cost $512,186,709)			$558,650,892

PREFERRED STOCKS (0.9%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, 5s cum. pfd.		3,500,000	$3,798,550

Total preferred stocks (cost $3,500,000)			$3,798,550

COMMON STOCKS (0.0%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		1,750	$1,162

Total common stocks (cost $1,273,945)			$1,162

TOTAL INVESTMENTS

Total investments (cost $516,960,654)(b)			$562,450,604

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2015 through January 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $435,067,696.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(b)	The aggregate identified cost on a tax basis is $516,537,045, resulting in gross unrealized appreciation and depreciation of $53,385,677 and $7,472,118, respectively, or net unrealized appreciation of $45,913,559.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $18,262,495 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	34.4%
	Utilities	17.9
	Transportation	17.0
	Education	13.4

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust's assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund's portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund's investments with a value of $31,817,535 were held by the TOB trust and served as collateral for $13,555,040 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $491 for these investments based on an average interest rate of 0.03%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,162	$—	$—
Total common stocks	1,162	—	—
Municipal bonds and notes	—	558,581,218	69,674
Preferred stocks	—	3,798,550	—

Totals by level	$1,162	$562,379,768	$69,674

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 25, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 25, 2016